Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax [Abstract]
Schedule of income tax recognized through profit or loss
Income tax recognized through profit or loss

	For the year ended December 31
	2023	2022	2021
Current year	12,892	8,874	12,484
Current tax expense	12,892	8,874	12,484

Origination and reversal of temporary differences	(7,275)	2,739	607
Deferred tax (income) expense	(7,275)	2,739	607

Total income tax expense	5,617	11,613	13,091

Schedule of reconciliation of effective tax rate

	For the year ended December 31
	2023	2022	2021
Profit/ (loss) before tax	45,960	47,739	(93,901)
Income tax (benefit)/expense at corporate tax rate	10,759	9,428	(14,583)
Tax effect of expenses that are not deductible in determining taxable profit	38,181	27,187	49,442
Tax effect of income not taxable in determining taxable profit	(42,890)	(30,292)	(8,822)
Effect of different tax rates of subsidiaries operating in other jurisdictions	2,503	(1,249)	(9,423)
Others - Includes exchange effect for reversal rates of long-term temporary differences, income taxed at differential rates, effect of change in deferred tax rate and tax discounts	(2,908)	6,539	(3,523)
Tax effect use of tax losses not previously recognized	(28)	—	—
Tax expense for the year	5,617	11,613	13,091
Effective tax rate for the year	12.22%	24.33%	(13.94)%

Schedule of current tax assets and current tax liabilities
Current tax assets and current tax liabilities:

	As of December 31
Current tax assets	2023	2022
Income Tax Advance	5,654	9,227
Surplus in Private Liquidation	10,533	9,563
Other Taxes	2,136	2,397
Total	18,323	21,187

Current tax liabilities
Income Tax Withholding	(3,341)	(2,274)
Income Tax Payable	(4,069)	(3,590)
Other Taxes	(409)	(1,062)
Total	(7,819)	(6,926)

Schedule of tax losses and excess
As of December 31, 2023, 2022, the following is the detail of the tax losses of the Group that have not been used and on which deferred tax asset has not been recognized:

	As of December 31
	2023	2022
Tax Losses unused	5,513	4,752
Total	5,513	4,752